Global Fixed Income Opportunities Fund
Global Fixed Income Opportunities Fund
Morgan Stanley December 22, 2015 Supplement SUPPLEMENT DATED DECEMBER 22, 2015 TO THE PROSPECTUS OF Morgan Stanley Global Fixed Income Opportunities Fund, dated February 27, 2015 (the "Fund")

The total expense ratio caps of Class A, Class B, Class L, Class I and Class IS shares of the Fund have been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Prospectus is hereby amended as follows:

The Fund's Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Fixed Income Opportunities Fund		A	B	L	I	CLASS IS
Advisory Fee		0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or Shareholder Service (12b-1) Fee		0.25%	0.85%	0.50%	none	none
Other Expenses		0.63%	0.85%	0.62%	0.54%	0.65%
Total Annual Fund Operating Expenses	[1]	1.20%	2.02%	1.44%	0.86%	0.97%
Fee Waiver and/or Expense Reimbursement	[1]	0.25%	0.43%	0.20%	0.26%	0.40%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.95%	1.59%	1.24%	0.60%	0.57%
[1]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.59% for Class B, 1.24% for Class L, 0.60% for Class I and 0.57% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to Class A shares eight years after the end of the calendar month in which the shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example - Global Fixed Income Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	518	715	928	1,542
B	662	802	1,066	1,718
L	126	393	681	1,500
I	61	192	335	750
CLASS IS	58	183	318	714

If You HELD Your Shares:
Expense Example No Redemption - Global Fixed Income Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	518	715	928	1,542
B	162	502	866	1,718
L	126	393	681	1,500
I	61	192	335	750
CLASS IS	58	183	318	714

The third footnote following the Fund's Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

(3) The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.59% for Class B, 1.24% for Class L, 0.60% for Class I and 0.57% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINSPT-1215